Annual Total Returns- Invesco Government and Agency Portfolio (Private Investment) [BarChart] - Private Investment - Invesco Government and Agency Portfolio - Private Investment Class	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	0.02%	0.02%	0.03%	0.02%	0.01%	0.04%	0.12%	0.49%	1.44%	1.79%